Accruals and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accruals and Other Current Liabilities
Payables for purchase of property, plant and equipment	¥ 2,335,084		¥ 456,395
Salaries and benefits payable	633,215		417,449
Payables for research and development expenses	525,667		94,517
Accrued costs of purchase commitments relating to inventory	498,060
Tax payable	445,853		277,233
Payables for logistics expenses	414,353		143,632
Payables for marketing and promotional expenses	150,706		96,945
Accrued warranty	141,832		154,276
Deposits from vendors	32,013		27,716
Advances from customers	10,500		10,262
Other payables	497,361		200,943
Total	¥ 5,684,644	$ 824,198	¥ 1,879,368